UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
May 31, 2018 (Unaudited)
	Principal
	Amount	Value
COLLATERALIZED LOAN OBLIGATIONS - 2.05%
Ares XXVII CLO Ltd.
2013-2A, 4.759% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)	$1,750,000	$1,764,798
BlueMountain CLO Ltd.
2015-1A, 6.092% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)	2,000,000	2,004,658
2012-2A, 4.931% (3 Month LIBOR USD + 2.600%), 11/20/2028 (a)	1,000,000	1,006,345
2015-4A, 3.819% (3 Month LIBOR USD + 1.650%), 04/20/2030 (a)	7,000,000	7,000,000
Chenango Park CLO Ltd.
2018-1A, 3.637% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)	7,000,000	7,000,000
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 4.430%, 04/20/2030	2,500,000	2,500,000
LCM XIV LP
14A, 0.000% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)	3,500,000	3,500,000
Neuberger Berman CLO XIV Ltd.
2013-14A, 3.720%, 01/28/2030	500,000	481,250
Upland CLO Ltd.
2016-1A, 3.919% (3 Month LIBOR USD + 1.650%), 04/20/2031 (a)	3,000,000	3,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $28,252,172)		28,257,051

CORPORATE BONDS - 8.58%
Administrative and Support Services - 0.50%
Automatic Data Processing, Inc.
3.375%, 09/15/2025	6,000,000	5,978,640
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	969,357
Beverage and Tobacco Product Manufacturing - 0.49%
Coca-Cola Co.
2.875%, 10/27/2025	7,000,000	6,737,648
Building Material and Garden Equipment and Supplies Dealers - 0.09%
Home Depot Inc.
3.350%, 09/15/2025	1,260,000	1,247,959
Chemical Manufacturing - 0.74%
Johnson & Johnson
2.625%, 01/15/2025	5,482,000	5,260,780
2.450%, 03/01/2026	5,265,000	4,945,745
Computer and Electronic Product Manufacturing - 0.74%
Apple, Inc.
3.000%, 02/09/2024	4,000,000	3,936,133
2.850%, 05/11/2024	6,472,000	6,314,761
Couriers and Messengers - 0.15%
United Parcel Service, Inc.
2.800%, 11/15/2024	2,155,000	2,082,462
Credit Intermediation and Related Activities - 1.63%
Astoria Financial Corp.
3.500%, 06/08/2020	2,250,000	2,248,969
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (a)	3,000,000	3,025,638
Enterprise Financial Services Corp.
4.750% to 11/01/2021 then 3 Month LIBOR USD + 3.387%, 11/01/2026 (a)	500,000	505,178
First Commonwealth Bank
4.875% to 06/01/2023 then 3 Month LIBOR USD + 1.845%, 06/01/2028 (a)	1,000,000	1,013,695
First National of Nebraska, Inc.
4.375% to 04/01/2023 then 3 Month LIBOR USD + 1.600%, 04/01/2028 (a)	3,000,000	3,026,250
Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	987,101

Hanmi Financial Corp.
5.450% to 03/30/2022 then 3 Month LIBOR USD + 3.315%, 03/30/2027 (a)	3,000,000	3,047,168
John Deere Capital Corp.
3.350%, 06/12/2024	265,000	265,550
2.650%, 06/24/2024	1,370,000	1,314,626
MB Financial Bank NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (a)	3,000,000	3,003,108
Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (a)	1,000,000	1,028,750
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (a)	3,000,000	3,034,492
General Merchandise Stores - 0.30%
Walmart, Inc.
2.650%, 12/15/2024	4,192,000	4,064,202
Hospitals - 0.23%
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	671,858
Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	1,942,733
Memorial Health Services
3.496%, 05/01/2022	575,000	571,217
Insurance Carriers and Related Activities - 0.09%
Kingstone Companies, Inc.
5.500%, 12/30/2022	1,250,000	1,278,297
Management of Companies and Enterprises - 0.76%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (a)	3,500,000	3,483,667
Cadence BanCorp
4.875%, 06/28/2019	5,000,000	5,037,263
Simmons First National Corp.
5.000% to 04/01/2028 then 3 Month LIBOR USD + 2.150%, 04/01/2028 (a)	2,000,000	2,022,480
Professional, Scientific, and Technical Services - 0.72%
Howard Hughes Medical Institute
3.500%, 09/01/2023	9,796,000	9,983,326
Publishing Industries (except Internet) - 1.56%
Microsoft Corp.
2.875%, 02/06/2024	8,140,000	8,010,062
3.300%, 02/06/2027	5,000,000	4,958,938
Oracle Corp.
2.950%, 05/15/2025	8,877,000	8,571,390
Rental and Leasing Services - 0.58%
Toyota Motor Credit Corp.
3.400%, 04/14/2025	8,000,000	7,945,378
TOTAL CORPORATE BONDS (Cost $118,221,291)		118,514,821

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 34.57%
ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 2.120% (1 Month LIBOR USD + 0.160%), 08/25/2036 (a)	491,075	479,504
Adjustable Rate Mortgage Trust
2005-3, 3.680%, 07/25/2035 (b)	1,165,670	1,121,218
Alternative Loan Trust
2006-J3, 5.750%, 05/25/2026	745,172	628,742
2004-27CB, 6.000%, 12/25/2034	451,670	456,167
2004-28CB, 6.000%, 01/25/2035	789,889	785,358
2005-6CB, 7.500%, 04/25/2035	414,281	438,297
2005-21CB, 5.250%, 06/25/2035	3,185,130	3,017,757
2005-21CB, 5.500%, 06/25/2035	936,953	898,750
2005-21CB, 6.000%, 06/25/2035	1,576,521	1,563,857
2005-43, 3.917%, 09/25/2035 (b)	683,492	654,576
2005-40CB, 5.500%, 10/25/2035	84,514	78,289
2005-63, 3.415%, 11/25/2035 (b)	1,955,259	1,775,525
2005-52CB, 5.500%, 11/25/2035	94,399	88,918

2005-52CB, 5.500%, 11/25/2035	49,604	46,724
2005-52CB, 5.500%, 11/25/2035	207,444	195,400
2005-54CB, 5.500%, 11/25/2035	1,210,893	1,024,973
2005-J13, 5.500%, 11/25/2035	737,617	674,952
2005-65CB, 0.000%, 12/25/2035 (c)	1,609,937	1,040,502
2005-65CB, 5.500%, 01/25/2036	224,987	211,379
2005-73CB, 5.750%, 01/25/2036	465,091	383,894
2005-86CB, 5.500%, 02/25/2036	1,773,089	1,613,677
2005-86CB, 5.500%, 02/25/2036	253,402	225,863
2006-4CB, 2.660% (1 Month LIBOR USD + 0.700%), 04/25/2036 (a)	609,765	393,142
2006-6CB, 5.500%, 05/25/2036	224,295	209,459
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (a)	905,797	736,554
2006-16CB, 6.000%, 06/25/2036	253,352	213,356
2006-19CB, 2.360% (1 Month LIBOR USD + 0.400%), 08/25/2036 (a)	1,257,858	922,067
2006-24CB, 5.750%, 06/25/2036	452,615	393,827
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (a)	1,890,817	1,702,840
2006-19CB, 6.000%, 08/25/2036	252,053	226,995
2006-32CB, 5.500%, 11/25/2036	296,131	250,534
2006-31CB, 6.000%, 11/25/2036	42,793	37,449
2006-32CB, 6.000%, 11/25/2036	1,490,804	1,313,124
2006-41CB, 6.000%, 01/25/2037	936,669	812,282
2007-4CB, 5.750%, 04/25/2037	2,730,076	2,556,804
2007-8CB, 6.000%, 05/25/2037	910,199	789,978
2007-19, 6.000%, 08/25/2037	1,352,942	1,106,435
2008-2R, 6.000%, 08/25/2037 (b)	10,697,074	8,572,405
American Home Mortgage Investment Trust
2006-2, 6.250%, 06/25/2036 (d)	2,907,285	1,166,942
Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	414,377	417,385
2005-2, 5.500%, 03/25/2035	833,902	829,884
2005-5, 5.500%, 06/25/2035	303,859	289,229
2005-5, 6.000%, 06/25/2035	1,434,909	1,409,853
2005-11, 5.750%, 12/25/2035	204,306	187,616
2005-12, 5.750%, 01/25/2036	676,974	613,320
2006-1, 6.500%, 02/25/2036	3,903,715	3,785,322
2006-3, 6.000%, 04/25/2036	6,321,719	6,276,869
2006-9, 2.360% (1 Month LIBOR USD + 0.400%), 01/25/2037 (a)	2,010,125	1,662,514
2006-9, 6.000%, 01/25/2037	448,301	404,953
2007-1, 6.128%, 04/25/2037 (b)	578,101	571,557
2006-4, 6.500%, 05/25/2046	2,386,842	2,465,193
2006-5, 6.000%, 06/25/2046	562,037	520,802
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	455,967	469,946
2004-1, 6.000%, 02/25/2034	1,542,918	1,686,497
2004-1, 6.000%, 03/25/2034	8,647,740	9,466,811
2007-4, 5.500%, 11/25/2034	1,102,802	1,110,627
2005-3, 5.500%, 06/25/2035	173,938	182,386
2005-4, 5.500%, 08/25/2035	94,547	98,399
2005-5, 5.500%, 09/25/2035	565,142	583,487
2005-5, 5.500%, 09/25/2035	1,203,011	1,281,993
2005-7, 5.750%, 11/25/2035	74,900	76,401
2005-7, 6.000%, 11/25/2035	372,571	378,404
2006-B, 3.606%, 03/20/2036 (b)	1,410,322	1,349,173
2006-5, 5.750%, 09/25/2036	1,004,290	975,251
2006-7, 6.000%, 09/25/2036	1,591,858	1,528,056
2007-1, 6.189%, 01/25/2037 (d)	1,527,876	1,413,764
2007-2, 2.020% (1 Month LIBOR USD + 0.060%), 03/25/2037 (a)	1,039,138	865,149
2007-3, 2.390% (1 Month LIBOR USD + 0.430%), 04/25/2037 (a)	2,028,426	1,712,010
2007-5, 5.500%, 07/25/2037	2,862,935	2,539,150
2006-J, 4.045%, 01/20/2047 (b)	372,421	359,836
Banc of America Mortgage Trust
2005-A, 3.711%, 02/25/2035 (b)	1,464,733	1,461,910

BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (b)	474,815	448,622
Bear Stearns ALT-A Trust
2006-6, 3.516%, 11/25/2036 (b)	776,019	704,434
Bear Stearns ARM Trust
2004-12, 3.632%, 02/25/2035 (b)	334,738	321,977
Bear Stearns Asset Backed Securities I Trust
2004-AC5, 5.750%, 10/25/2034 (d)	393,637	390,825
2005-AC5, 2.960% (1 Month LIBOR USD + 1.000%), 08/25/2035 (a)	988,889	860,668
2006-AC4, 2.210% (1 Month LIBOR USD + 0.250%), 07/25/2036 (a)	7,637,911	6,283,410
2006-AC4, 25.092% (1 Month LIBOR USD + 33.583%), 07/25/2036 (a)	1,762,799	2,383,120
Chase Mortgage Finance Trust
2005-A1, 3.502%, 12/25/2035 (b)	2,083,748	2,021,248
2006-S4, 6.000%, 12/25/2036	1,007,442	847,415
2006-S4, 6.000%, 12/25/2036	1,269,295	1,059,329
2007-S3, 6.000%, 05/25/2037	2,437,941	2,017,067
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	832,546	840,991
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	53,826	51,615
2003-44, 5.000%, 10/25/2033	724,000	745,983
2004-4, 5.500%, 05/25/2034	805,522	809,442
2004-21, 4.000%, 11/25/2034	1,973,306	1,971,223
2004-J9, 5.500%, 01/25/2035	912,618	924,101
2004-HYB5, 3.839%, 04/20/2035 (b)	1,435,238	1,442,198
2005-HYB2, 3.636%, 05/20/2035 (b)	2,565,590	2,584,298
2005-J3, 5.500%, 09/25/2035	272,878	267,317
2005-27, 5.500%, 12/25/2035	482,469	410,856
2005-30, 5.500%, 01/25/2036	103,251	98,117
2005-HY10, 3.325%, 02/20/2036 (b)	165,286	143,721
2005-HY10, 3.839%, 02/20/2036 (b)	748,215	712,197
2006-J1, 6.000%, 02/25/2036	45,343	35,754
2006-6, 6.000%, 04/25/2036	1,230,197	1,076,157
2006-J4, 6.250%, 09/25/2036	182,377	147,145
2006-16, 6.500%, 11/25/2036	1,059,131	871,308
2006-18, 6.000%, 12/25/2036	231,053	207,536
2006-21, 6.000%, 02/25/2037	1,322,372	1,171,301
2007-5, 5.500%, 05/25/2037	1,673,684	1,438,787
2007-5, 5.750%, 05/25/2037	1,170,149	1,021,648
2007-5, 5.750%, 05/25/2037	10,748,809	9,384,702
2007-J2, 6.000%, 07/25/2037	305,083	227,274
2007-HY6, 3.582%, 11/25/2037 (b)	818,678	723,155
2007-HY5, 3.822%, 09/25/2047 (b)	822,242	800,755
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	122,135	116,316
2007-4, 5.500%, 05/25/2022	199,602	201,575
2006-1, 6.000%, 02/25/2036	301,542	303,359
2006-3, 5.750%, 06/25/2036	500,560	499,542
2006-3, 6.250%, 06/25/2036	1,634,995	1,682,055
2007-3, 5.500%, 04/25/2037	335,822	336,036
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033	110,903	121,292
2005-WF1, 5.330%, 11/25/2034 (d)	2,742,380	2,760,233
2005-1, 3.327%, 04/25/2035 (b)	1,112,685	1,097,915
2005-2, 3.856%, 05/25/2035 (b)	1,428,963	1,442,529
2005-12, 2.697% (1 Month LIBOR USD + 0.800%), 08/25/2035 (a)	793,894	750,434
2005-7, 3.519%, 09/25/2035 (b)	1,479,017	1,369,574
2005-WF1, 4.977%, 03/25/2036 (d)	657,331	477,962
2006-AR7, 3.740%, 11/25/2036 (b)	3,988,816	3,792,614
2007-6, 3.034%, 10/25/2046 (b)	706,476	635,509
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	27,653	27,708

2007-A4, 5.500%, 04/25/2022	39,454	39,755
2006-A2, 2.560% (1 Month LIBOR USD + 0.600%), 05/25/2036 (a)	919,431	761,186
2006-A4, 6.000%, 09/25/2036	2,104,993	2,067,262
2007-A1, 6.000%, 01/25/2037	2,314,125	2,177,682
2007-A1, 6.000%, 01/25/2037	1,139,945	1,072,732
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	2,940,272	2,441,570
2002-22, 7.500%, 07/25/2032	3,405,497	3,476,559
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	781,653	752,739
2005-3, 5.500%, 07/25/2035	875,308	878,062
2005-10, 5.500%, 11/25/2035	752,045	735,304
2005-10, 5.500%, 11/25/2035	3,230,350	3,158,443
2005-10, 6.000%, 11/25/2035	452,206	260,541
Credit Suisse Mortgage-Backed Trust
2006-2, 6.000%, 03/25/2036	2,416,538	1,785,486
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	33,642	34,150
2007-5, 6.000%, 10/25/2024	1,069,101	986,767
2006-1, 5.500%, 02/25/2036	327,829	325,279
2006-1, 5.500%, 02/25/2036	96,831	98,047
2011-13R, 3.600%, 02/27/2036 (b)	5,443,279	4,939,804
2006-2, 5.750%, 03/25/2036	1,302,026	1,230,535
2006-4, 6.000%, 05/25/2036	472,783	414,633
2006-4, 7.000%, 05/25/2036	591,122	273,128
2006-7, 6.000%, 08/25/2036	970,559	958,539
2007-2, 5.750%, 03/25/2037	299,800	261,309
2007-3, 5.500%, 04/25/2037	1,324,563	1,315,156
2007-3, 5.500%, 04/25/2037	892,467	886,129
CSMC Trust
2006-CF1, 5.000%, 11/25/2035 (d)	2,565,000	2,446,784
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 2.460% (1 Month LIBOR USD + 0.500%), 05/25/2035 (a)	2,667,640	2,354,331
2005-6, 5.500%, 12/25/2035	3,061,634	2,835,589
Deutsche Alt-B Securities Mortgage Loan Trust
2006-AB4, 2.060% (1 Month LIBOR USD + 0.100%), 10/25/2036 (a)	1,026,024	802,990
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (b)	2,206,306	2,243,022
2003-3, 4.868%, 12/25/2033 (b)	1,312,633	1,270,763
First Horizon Alternative Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	65,740	63,636
2005-FA11, 5.250%, 02/25/2021	48,726	48,682
2006-FA6, 5.750%, 11/25/2021	31,972	31,202
2004-AA6, 3.253%, 01/25/2035 (b)	746,747	750,539
2005-FA8, 5.500%, 11/25/2035	506,045	449,478
2006-FA1, 5.750%, 04/25/2036	2,754,673	2,234,139
2006-FA1, 6.000%, 04/25/2036	739,477	610,392
2006-FA2, 6.000%, 05/25/2036	2,980,748	2,346,578
2006-FA2, 6.000%, 05/25/2036	1,619,040	1,274,581
2006-FA3, 6.000%, 07/25/2036	10,398,607	8,747,947
2006-FA5, 6.250%, 08/25/2036	4,136,030	3,264,782
2006-FA6, 6.000%, 11/25/2036	1,595,221	1,115,134
2006-FA6, 6.250%, 11/25/2036	970,659	771,336
2006-FA6, 6.250%, 11/25/2036	2,022,040	1,455,114
2007-FA4, 6.250%, 08/25/2037	3,244,056	2,583,533
First Horizon Mortgage Pass-Through Trust
2006-AR4, 3.654%, 01/25/2037 (b)	1,051,523	957,637
2007-AR1, 4.039%, 05/25/2037 (b)	861,663	727,678
2007-AR2, 3.676%, 08/25/2037 (b)	8,474,894	7,230,456
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	84,409	84,118
2005-AR6, 3.723%, 11/19/2035 (b)	757,143	738,974

GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (b)	42,893	38,903
2006-6, 6.121%, 03/25/2036 (d)	87,554	44,977
2006-15, 6.192%, 09/25/2036 (d)	2,394,614	1,253,952
2006-18, 5.682%, 11/25/2036 (d)	2,283,489	1,181,567
2007-7, 2.140% (1 Month LIBOR USD + 0.180%), 07/25/2037 (a)	3,281,135	3,161,766
GSAA Trust
2005-1, 5.760%, 11/25/2034 (d)	2,000,000	2,026,759
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	143,854	148,508
2004-15F, 6.000%, 12/25/2034	3,567,578	3,715,531
2005-1F, 6.000%, 01/25/2035	35,303	35,541
2005-AR4, 3.647%, 07/25/2035 (b)	790,863	740,990
2005-6F, 5.250%, 07/25/2035	370,317	389,631
2005-7F, 6.000%, 09/25/2035	54,566	57,944
2005-AR5, 3.665%, 10/25/2035 (b)	957,786	967,668
2005-AR7, 3.656%, 11/25/2035 (b)	628,306	634,776
2006-2F, 5.750%, 02/25/2036	1,086,512	1,052,591
HarborView Mortgage Loan Trust
2006-6, 3.881%, 08/19/2036 (b)	1,020,685	956,178
HomeBanc Mortgage Trust
2006-1, 3.197%, 04/25/2037 (b)	705,376	661,934
Impac CMB Trust
2005-5, 2.460% (1 Month LIBOR USD + 0.500%), 08/25/2035 (a)	1,288,636	1,203,159
Impac Secured Assets CMN Owner Trust
2004-2, 4.093%, 08/25/2034 (d)	960,761	955,658
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.588%, 06/25/2037 (b)	653,775	571,168
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.691%, 03/25/2037 (b)	605,213	589,440
IndyMac INDX Mortgage Loan Trust
2005-AR3, 3.658%, 04/25/2035 (b)	1,784,216	1,773,118
2005-AR23, 3.498%, 11/25/2035 (b)	2,048,363	1,901,443
2005-AR35, 3.437%, 02/25/2036 (b)	1,826,208	1,575,048
2006-AR3, 3.511%, 03/25/2036 (b)	6,898,312	6,220,077
2006-AR25, 3.386%, 09/25/2036 (b)	3,266,668	3,137,789
2006-AR25, 3.676%, 09/25/2036 (b)	3,432,896	2,967,137
Jefferies Resecuritization Trust
2009-R1, 3.656%, 11/26/2035 (b)	2,155,392	2,163,827
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	187,457	184,112
2005-S1, 5.500%, 12/25/2035	141,125	138,606
2006-S2, 6.050%, 05/25/2036 (d)	12,015	11,631
2006-A5, 3.140%, 10/25/2036 (b)	2,785,409	2,964,093
2008-R4, 6.000%, 12/27/2036	3,756,126	3,150,993
JP Morgan Mortgage Trust
2004-A6, 3.490%, 12/25/2034 (b)	404,539	386,485
2005-S3, 5.750%, 01/25/2036	79,188	64,720
JP Morgan Resecuritization Trust
2009-7, 5.419%, 07/27/2037 (b)	923,369	934,347
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,568,479	2,347,307
2005-2, 5.750%, 12/25/2035	1,091,442	993,556
2005-3, 2.460% (1 Month LIBOR USD + 0.500%), 01/25/2036 (a)	1,583,816	1,194,827
2005-3, 2.790% (1 Month LIBOR USD + 4.750%), 01/25/2036 (a)(e)	1,583,816	168,806
2005-3, 5.500%, 01/25/2036	398,166	357,976
2006-1, 5.500%, 02/25/2036	664,402	577,170
2006-2, 5.766%, 04/25/2036 (b)	60,429	55,482
2007-4, 5.750%, 05/25/2037	3,701,141	3,162,744
2007-4, 5.750%, 05/25/2037	1,693,886	1,447,480
2007-5, 6.000%, 06/25/2037	8,775,463	5,604,267
2007-5, 6.000%, 06/25/2037	3,212,925	2,051,868

Lehman XS Trust
2005-6, 5.420%, 11/25/2035 (d)	1,284,490	1,284,646
MASTR Adjustable Rate Mortgages Trust
2004-4, 3.392%, 05/25/2034 (b)	137,458	130,785
2004-14, 3.460% (1 Month LIBOR USD + 1.500%), 01/25/2035 (a)	853,653	857,048
2005-1, 3.510%, 02/25/2035 (b)	178,119	177,474
MASTR Alternative Loan Trust
2003-5, 5.896%, 08/25/2033 (b)	1,464,634	1,465,309
2003-7, 6.250%, 11/25/2033	566,220	584,606
2004-6, 5.500%, 07/25/2034	644,669	662,309
2004-6, 6.000%, 07/25/2034	430,797	445,825
2004-11, 6.500%, 10/25/2034	1,617,072	1,757,779
2005-2, 5.500%, 03/25/2035	2,000,000	2,024,094
2005-6, 5.500%, 12/25/2035	719,714	694,026
2006-3, 6.500%, 07/25/2036	1,421,835	952,797
MASTR Asset Securitization Trust
2002-NC1, 5.110% (1 Month LIBOR USD + 3.150%), 10/25/2032 (a)	352,522	350,352
2006-1, 2.410% (1 Month LIBOR USD + 0.450%), 05/25/2036 (a)	1,039,418	572,973
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.816%, 06/25/2035 (b)	1,122,100	1,122,494
2005-A7, 3.750%, 09/25/2035 (b)	12,006,971	11,592,236
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	470,139	466,456
2006-2, 6.500%, 02/25/2036	211,386	171,229
2006-11, 6.000%, 08/25/2036	2,454,714	2,284,942
2006-11, 6.000%, 08/25/2036	1,939,771	1,608,134
2007-8XS, 6.000%, 04/25/2037 (b)	1,787,819	1,095,339
2007-3XS, 5.763%, 01/25/2047 (d)	8,568,226	4,489,616
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (d)	410,268	425,191
2007-1, 5.669%, 03/25/2047 (d)	1,628,889	1,481,932
2007-1, 5.995%, 03/25/2047 (d)	1,643,497	1,494,814
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (b)	843,733	874,781
Ownit Mortgage Loan Trust
2005-1, 3.055% (1 Month LIBOR USD + 1.095%), 09/25/2035 (a)	4,729,575	4,706,707
2006-2, 5.633%, 01/25/2037 (d)	1,116,647	1,115,157
Popular ABS Mortgage Pass-Through Trust
2004-4, 4.400%, 09/25/2034 (d)	1,556,068	1,482,700
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	7,710	7,730
RALI Trust
2005-QS3, 5.000%, 03/25/2020	307,630	306,440
2007-QS4, 5.500%, 04/25/2022	8,327	8,381
2004-QA4, 4.525%, 09/25/2034 (b)	338,991	269,540
2005-QS2, 5.500%, 02/25/2035	1,516,309	1,488,430
2006-QA1, 5.255%, 01/25/2036 (b)	1,005,344	905,570
2006-QS1, 5.750%, 01/25/2036	461,987	447,194
2006-QS6, 6.000%, 06/25/2036	882,081	811,904
2006-QS9, 2.660% (1 Month LIBOR USD + 0.700%), 07/25/2036 (a)	3,218,540	2,482,331
2006-QS13, 6.000%, 09/25/2036	5,012,455	4,510,453
2006-QS17, 2.310% (1 Month LIBOR USD + 0.350%), 12/25/2036 (a)	2,066,742	1,645,401
2006-QS17, 6.000%, 12/25/2036	819,767	757,762
2007-QS1, 5.750%, 01/25/2037	291,040	261,138
2007-QS1, 6.000%, 01/25/2037	2,542,341	2,311,135
2007-QS6, 6.000%, 04/25/2037	6,274,371	5,803,231
2007-QS9, 6.500%, 07/25/2037	6,510,098	6,072,443
2007-QS10, 6.500%, 09/25/2037	631,013	559,087
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (b)	64,350	64,631
2006-RS6, 2.140% (1 Month LIBOR USD + 0.180%), 11/25/2036 (a)	1,205,062	1,174,872

RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	2,677,740	2,677,081
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036	7,893,616	6,555,948
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (d)	815,084	835,081
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	4,706,836	4,749,962
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	3,475,810	3,538,716
2005-A5, 5.500%, 05/25/2035	1,958,950	1,910,449
2005-A8, 5.375%, 07/25/2035	1,588,648	1,416,879
2005-A11, 5.500%, 10/25/2035	224,289	216,570
2005-A11, 6.000%, 10/25/2035	530,263	423,675
2006-A10, 2.610% (1 Month LIBOR USD + 0.650%), 09/25/2036 (a)	14,015,412	6,802,125
2006-A10, 3.890% (1 Month LIBOR USD + 5.850%), 09/25/2036 (a)(e)	14,015,412	3,022,219
2006-A15, 2.560% (1 Month LIBOR USD + 0.600%), 01/25/2037 (a)	21,174,345	10,563,110
2006-A15, 3.690% (1 Month LIBOR USD + 5.650%), 01/25/2037 (a)(e)	21,174,345	4,040,558
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	51,761	49,452
2005-SA4, 3.849%, 09/25/2035 (b)	2,749,375	2,746,721
2005-SA4, 3.907%, 09/25/2035 (b)	3,628,363	3,364,002
2005-S8, 5.500%, 11/25/2035	5,530,159	5,424,037
2006-S5, 6.000%, 06/25/2036	201,986	200,110
2006-S5, 6.000%, 06/25/2036	1,005,506	996,170
2006-S5, 6.000%, 06/25/2036	523,707	516,611
2006-S6, 6.000%, 07/25/2036	1,433,863	1,405,857
2006-S6, 6.000%, 07/25/2036	191,483	187,743
2006-S7, 6.250%, 08/25/2036	2,781,307	2,704,260
Specialty Underwriting & Residential Finance Trust
2006-BC2, 4.058%, 02/25/2037 (d)	1,070,185	599,460
STARM Mortgage Loan Trust
2007-S1, 3.922%, 01/25/2037 (b)	1,160,356	1,101,821
2007-2, 3.817%, 04/25/2037 (b)	1,425,965	1,149,160
Structured Adjustable Rate Mortgage Loan Trust
2005-21, 3.441%, 11/25/2035 (b)	874,458	816,975
2005-21, 3.925%, 11/25/2035 (b)	4,751,336	4,071,438
2006-1, 3.575%, 02/25/2036 (b)	687,625	651,226
2006-1, 3.856%, 02/25/2036 (b)	2,219,791	2,167,531
2006-4, 3.692%, 05/25/2036 (b)	1,307,901	1,202,758
2006-12, 3.725%, 01/25/2037 (b)	1,280,489	1,179,190
2007-9, 4.020% (6 Month LIBOR USD + 1.500%), 10/25/2037 (a)	1,604,564	1,435,111
Structured Asset Investment Loan Trust
2006-4, 2.090% (1 Month LIBOR USD + 0.130%), 07/25/2036 (a)	2,104,840	1,709,480
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	811,404	834,386
Structured Asset Securities Corp. Trust
2005-17, 5.500%, 10/25/2035	602,741	625,182
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	2,482,622	2,467,850
2005-1F, 6.000%, 12/25/2035	5,538,575	5,555,986
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	210,037	171,654
Thornburg Mortgage Securities Trust
2004-1, 3.152%, 03/25/2044 (b)	58,265	57,602
WaMu Mortgage Pass-Through Certificates Trust
2004-S2, 6.000%, 06/25/2034	145,689	153,497
2007-HY7, 3.340%, 07/25/2037 (b)	525,559	445,023
Washington Mutual Mortgage Pass-Through Certificates WMALT
2005-6, 6.500%, 08/25/2035	726,587	693,878
2005-9, 5.500%, 11/25/2035	927,948	899,592
2007-HY2, 3.493%, 04/25/2037 (b)	2,220,488	1,682,013

Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	1,807,284	1,717,282
Wells Fargo Mortgage Backed Securities Trust
2005-AR4, 3.961%, 04/25/2035 (b)	751,957	760,365
2005-AR5, 4.090%, 04/25/2035 (b)	1,004,908	1,012,022
2005-7, 5.250%, 09/25/2035	648,414	653,153
2005-9, 5.250%, 10/25/2035	222,315	223,261
2005-9, 5.500%, 10/25/2035	1,021,306	1,047,727
2005-12, 5.500%, 11/25/2035	1,030,536	1,047,270
2006-4, 2.660% (1 Month LIBOR USD + 0.700%), 04/25/2036 (a)	466,034	448,035
2006-4, 5.750%, 04/25/2036	671,077	663,449
2006-11, 6.000%, 09/25/2036	570,814	551,126
2006-AR18, 3.685%, 11/25/2036 (b)	332,110	327,664
2007-AR3, 4.132%, 04/25/2037 (b)	2,657,989	2,598,424
2007-10, 6.000%, 07/25/2037	2,396,163	2,396,722
2007-10, 6.000%, 07/25/2037	880,365	880,571
2007-12, 5.500%, 09/25/2037	806,021	808,131
2007-13, 6.000%, 09/25/2037	699,559	704,811
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $484,196,066)		477,653,959

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 12.73%
BANK
2017-BNK8, 0.752%, 11/15/2050 (b)(e)	37,698,565	2,145,195
2017-BNK8, 3.931%, 11/15/2050	3,000,000	3,000,185
2017-BNK9, 0.824%, 11/15/2054 (b)(e)	19,555,113	1,185,439
2017-BNK5, 1.099%, 06/15/2060 (b)(e)	39,739,209	2,723,547
2017-BNK7, 0.822%, 09/15/2060 (b)(e)	20,673,733	1,144,438
2018-BNK11, 0.505%, 03/15/2061 (b)(e)	29,666,284	1,178,146
2018-BNK12, 0.486%, 05/15/2061 (b)(e)	74,025,630	1,914,554
BENCHMARK Mortgage Trust
2018-B2, 0.434%, 02/15/2051 (b)(e)	125,373,991	3,879,811
2018-B3, 0.655%, 04/10/2051 (b)(e)	105,607,418	4,776,423
CCUBS Commercial Mortgage Trust
2017-C1, 0.291%, 11/15/2050 (b)(e)	40,062,667	1,059,461
2017-C1, 1.022%, 11/15/2050 (b)(e)	31,492,020	2,139,026
CD Mortgage Trust
2017-CD3, 0.578%, 02/10/2050 (b)(e)	61,857,000	2,872,720
2017-CD5, 0.139%, 08/15/2050 (b)(e)	71,700,000	870,997
2017-CD5, 0.916%, 08/15/2050 (b)(e)	29,829,913	1,789,550
CGMS Commercial Mortgage Trust
2017-B1, 0.215%, 08/15/2050 (b)(e)	38,016,000	706,855
2017-B1, 0.859%, 08/15/2050 (b)(e)	31,260,301	1,819,812
Citigroup Commercial Mortgage Trust
2013-GC11, 4.424%, 04/10/2046 (b)	4,710,000	4,578,622
2013-GC17, 5.102%, 11/10/2046 (b)	5,000,000	5,238,769
2016-C1, 4.953%, 05/10/2049	3,020,000	3,082,939
2016-C2, 1.786%, 08/10/2049 (b)(e)	14,664,245	1,632,730
2017-P7, 0.530%, 04/14/2050 (b)(e)	45,124,000	2,101,321
2017-P7, 1.133%, 04/14/2050 (b)(e)	23,276,971	1,760,915
2017-C4, 0.303%, 10/12/2050 (b)(e)	42,746,500	1,054,278
2017-C4, 1.123%, 10/12/2050 (b)(e)	21,604,882	1,619,024
2017-C4, 4.096%, 10/12/2050 (b)	3,000,000	3,039,428
2018-B2, 0.395%, 03/10/2051 (b)(e)	49,202,000	1,771,016
2018-B2, 0.770%, 03/10/2051 (b)(e)	48,133,582	2,738,907
COMM Mortgage Trust
2014-CR15, 4.756%, 02/10/2047 (b)	4,000,000	4,086,444
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,808,920
2014-CR18, 4.456%, 07/15/2047 (b)	4,024,000	4,103,379
2013-CR11, 1.114%, 08/10/2050 (b)(e)	58,236,957	2,310,644
2018-COR3, 0.590%, 05/10/2051 (b)(e)	78,700,000	3,015,312
CSAIL Commercial Mortgage Trust
2015-C1, 0.500%, 04/15/2050 (b)(e)	62,192,000	1,729,174
2015-C1, 4.044%, 04/15/2050 (b)	2,490,000	2,482,079

2017-C8, 0.379%, 06/15/2050 (b)(e)	74,773,000	2,249,366
DBJPM Mortgage Trust
2017-C6, 0.252%, 06/10/2050 (b)(e)	97,787,000	2,379,265
2017-C6, 1.040%, 06/10/2050 (b)(e)	36,057,987	2,407,102
GS Mortgage Securities Trust
2017-FARM, 3.541%, 01/10/2043 (b)	5,457,000	5,277,714
2013-GC14, 4.764%, 08/10/2046 (b)	2,500,000	2,410,481
2017-GS8, 0.384%, 11/10/2050 (b)(e)	44,642,000	1,506,940
GS Mortgage Securities Trust Corp. II
2015-GC30, 4.013%, 05/10/2050 (b)	2,325,000	2,322,043
JP Morgan Chase Commercial Mortgage Securities Trust
2015-JP1, 4.742%, 01/15/2049 (b)	3,285,000	3,362,205
2007-CB20, 0.000%, 02/12/2051 (b)(e)	16,865,434	168
JPMBB Commercial Mortgage Securities Trust
2015-C32, 0.500%, 11/15/2048 (b)(e)	23,066,000	702,934
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.108%, 03/15/2050 (b)(e)	19,705,194	1,300,755
2017-JP6, 0.703%, 07/15/2050 (b)(e)	68,830,000	3,645,416
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.585%, 06/15/2051 (b)(e)	47,500,000	2,209,415
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 4.533%, 12/15/2047 (b)	3,000,000	3,092,052
2015-C25, 4.528%, 10/15/2048 (b)	3,000,000	3,033,980
2016-C31, 0.647%, 11/15/2049 (b)(e)	42,199,000	2,050,099
2016-C31, 1.318%, 11/15/2049 (b)(e)	21,212,500	1,966,808
2017-C34, 0.168%, 11/15/2052 (b)(e)	85,921,500	1,394,248
2017-C34, 0.830%, 11/15/2052 (b)(e)	22,316,496	1,301,735
2017-C34, 4.111%, 11/15/2052 (b)	1,314,000	1,311,110
Morgan Stanley Capital I Trust
2016-BNK2, 0.549%, 11/15/2049 (b)(e)	42,650,000	1,780,915
2017-H1, 1.455%, 06/15/2050 (b)(e)	16,533,309	1,473,372
SG Commercial Mortgage Securities Trust
2016-C5, 0.911%, 10/10/2048 (b)(e)	17,959,500	1,186,667
UBS Commercial Mortgage Trust
2017-C1, 0.897%, 06/15/2050 (b)(e)	13,000,000	932,356
2017-C1, 1.606%, 06/15/2050 (b)(e)	11,625,162	1,219,500
2017-C3, 0.372%, 08/15/2050 (b)(e)	67,762,500	2,437,851
2017-C3, 1.139%, 08/15/2050 (b)(e)	24,842,584	1,845,352
2017-C2, 1.156%, 08/15/2050 (b)(e)	30,903,931	2,353,480
2017-C6, 0.367%, 12/15/2050 (b)(e)	63,420,500	2,400,479
2017-C6, 1.044%, 12/15/2050 (b)(e)	18,844,894	1,392,487
2017-C7, 0.367%, 12/15/2050 (b)(e)	170,396,000	5,361,101
2018-C9, 0.904%, 03/15/2051 (b)(e)	27,912,150	1,968,714
2018-C10, 1.138%, 05/15/2051 (b)(e)	49,000,000	3,498,306
UBS-Barclays Commercial Mortgage Trust
2012-C2, 1.336%, 05/10/2063 (b)(e)	25,567,565	1,131,436
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (b)	1,320,000	1,303,005
2016-LC24, 1.012%, 10/15/2049 (b)(e)	11,717,835	847,744
2017-RB1, 0.719%, 03/15/2050 (b)(e)	38,474,561	2,185,921
2017-C39, 1.144%, 09/15/2050 (b)(e)	23,192,580	1,815,290
2017-C40, 0.996%, 10/15/2050 (b)(e)	22,618,605	1,493,610
2017-C41, 1.237%, 11/15/2050 (b)(e)	43,058,412	3,792,654
2017-C42, 0.328%, 12/15/2050 (b)(e)	116,750,000	3,521,028
2018-C44, 0.928%, 05/15/2051 (b)(e)	32,538,521	1,895,704
WFRBS Commercial Mortgage Trust
2014-C22, 3.766%, 09/15/2057 (b)	1,786,000	1,700,470
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $180,082,546)		175,821,338

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.72%
Freddie Mac Multifamily Structured Pass Through Certificates
K019, 1.668%, 03/25/2022 (b)(e)	95,024,226	4,947,721

K723, 0.955%, 08/25/2023 (b)(e)	75,181,606	3,066,477
K726, 0.882%, 04/25/2024 (b)(e)	27,872,983	1,190,065
K727, 0.618%, 07/25/2024 (b)(e)	42,675,766	1,345,571
K728, 0.416%, 08/25/2024 (b)(e)	64,954,041	1,449,326
K729, 0.366%, 10/25/2024 (b)(e)	53,821,049	1,085,393
K061, 0.044%, 11/25/2026 (b)(e)	72,512,000	532,434
K062, 0.170%, 12/25/2026 (b)(e)	79,423,000	1,304,173
K062, 0.309%, 12/25/2026 (b)(e)	94,646,419	2,275,707
K063, 0.293%, 01/25/2027 (b)(e)	103,520,756	2,313,958
K065, 0.547%, 05/25/2027 (b)(e)	34,315,800	1,562,868
K066, 0.753%, 06/25/2027 (b)(e)	32,161,764	1,837,209
KW03, 0.847%, 06/25/2027 (b)(e)	16,444,259	942,652
K067, 0.579%, 07/25/2027 (b)(e)	40,997,609	1,868,097
K068, 0.437%, 08/25/2027 (b)(e)	25,743,405	891,873
K069, 0.369%, 09/25/2027 (b)(e)	30,992,021	958,106
K070, 0.327%, 11/25/2027 (b)(e)	38,709,516	1,082,411
K072, 0.370%, 12/25/2027 (b)(e)	61,929,989	1,923,583
K073, 0.203%, 01/25/2028 (e)	54,203,000	1,118,154
K074, 0.291%, 01/25/2028 (b)(e)	111,664,752	2,972,806
K073, 0.303%, 01/25/2028 (b)(e)	107,356,532	2,948,096
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $32,033,395)		37,616,680

MUNICIPAL BONDS - 31.35%
Alaska - 0.10%
Borough of North Slope, AK
5.426%, 06/30/2023	1,260,000	1,361,846
Arizona - 0.36%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034	665,000	866,821
5.500%, 07/01/2033	910,000	1,179,087
5.500%, 07/01/2031	730,000	930,721
Tempe Industrial Development Authority
4.000%, 10/01/2023	2,000,000	2,004,760
		4,981,389
California - 4.48%
Alvord Unified School District
0.000%, 08/01/2046	1,235,000	1,222,996
Citrus Community College District
0.000%, 06/01/2033	1,000,000	601,470
City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,899,525
City of Los Angeles, CA
3.000%, 09/01/2026	4,320,000	4,214,160
City of Oakland, CA
3.000%, 01/15/2027	3,100,000	2,970,296
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	570,603
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,571,616
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,520,652
Clovis Unified School District
0.000%, 08/01/2028	3,000,000	2,241,480
County of Sonoma, CA
6.000%, 12/01/2029	10,010,000	11,542,231
Golden State Tobacco Securitization Corp.
0.000%, 06/01/2047	18,000,000	3,074,040
Hartnell Community College District
0.000%, 08/01/2034	730,000	770,391
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,055,000	2,322,273

M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	4,991,805
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,030,300
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	370,289
Poway Unified School District
0.000%, 08/01/2034	5,360,000	3,025,881
San Diego Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	1,930,000	1,931,640
San Diego Unified School District
0.000%, 07/01/2036	7,895,000	4,120,558
San Jose Redevelopment Agency Successor Agency
3.226%, 08/01/2027	4,000,000	3,907,120
San Rafael City Elementary School District
0.000%, 08/01/2029	3,025,000	2,111,027
State of California
5.250%, 08/01/2032	1,875,000	2,380,031
Yosemite Community College District
0.000%, 08/01/2034	1,000,000	574,480
		61,964,864
Colorado - 0.35%
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	963,150
Colorado Health Facilities Authority
5.000%, 12/01/2019	775,000	774,798
Denver City & County School District No. 1
3.069%, 12/01/2025	1,250,000	1,234,738
El Paso County School District No. 49 Falcon
5.000%, 12/15/2031	1,620,000	1,842,782
		4,815,468
Connecticut - 0.32%
State of Connecticut Special Tax Revenue
5.000%, 09/01/2036	4,000,000	4,432,200
District of Columbia - 0.74%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	7,000,000	10,192,280
Florida - 0.61%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	809,276
0.000%, 10/01/2027	4,610,000	3,017,706
County of Miami-Dade, FL
0.000%, 10/01/2034	1,150,000	1,469,286
Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,100,601
Seminole County Industrial Development Authority
12.500%, 12/28/2021	580,000	688,669
10.000%, 12/28/2021	325,000	373,181
		8,458,719
Georgia - 0.53%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,000,000	7,324,940
Hawaii - 0.12%
State of Hawaii Airports System Revenue
3.025%, 07/01/2025	400,000	394,612
3.125%, 07/01/2026	645,000	633,958
3.225%, 07/01/2027	600,000	589,380
		1,617,950
Idaho - 0.48%
Idaho Energy Resources Authority
2.772%, 09/01/2026	7,000,000	6,636,630

Illinois - 2.18%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	660,000	581,995
Chicago Board of Education
0.000%, 12/01/2022	2,140,000	1,877,893
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,107,920
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,240,000	2,712,237
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	201,946
0.000%, 02/01/2023	850,000	710,830
Illinois Finance Authority
3.548%, 08/15/2029	1,500,000	1,468,380
5.000%, 08/15/2035	1,485,000	1,695,172
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,111,873
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2033	5,000,000	2,542,650
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,500,000	2,783,125
Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,409,100
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	886,120
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	718,841
State of Illinois
5.750%, 01/01/2037	3,000,000	3,349,830
5.877%, 03/01/2019	695,000	708,629
Will County Elementary School District No. 122
5.250%, 10/01/2023	265,000	273,074
		30,139,615
Indiana - 1.87%
Indiana Finance Authority
5.000%, 10/01/2041	4,290,000	4,880,476
Indiana Municipal Power Agency
5.000%, 01/01/2036	6,340,000	7,297,150
5.000%, 01/01/2039	2,800,000	3,203,200
5.000%, 01/01/2035	2,945,000	3,398,795
5.000%, 01/01/2042	4,660,000	5,305,969
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,570,000	1,772,043
		25,857,633
Kentucky - 0.74%
County of Warren, KY
3.921%, 12/01/2031	825,000	816,725
4.397%, 12/01/2038	1,500,000	1,529,835
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,292,060
Louisville Regional Airport Authority
3.483%, 07/01/2023	1,000,000	1,010,280
3.683%, 07/01/2024	5,450,000	5,542,868
		10,191,768
Louisiana - 0.08%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,090,370
Massachusetts - 0.63%
Massachusetts Educational Financing Authority
3.702%, 07/01/2023	2,500,000	2,546,225
3.831%, 07/01/2024	3,715,000	3,789,560
Massachusetts Port Authority
5.000%, 07/01/2042	1,500,000	1,704,840
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	666,006
		8,706,631

Michigan - 1.45%
Comstock Park Public Schools
2.750%, 05/01/2023	1,500,000	1,480,185
Detroit City School District
5.250%, 05/01/2027	1,065,000	1,236,614
7.747%, 05/01/2039	2,600,000	3,613,714
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,028,381
2.710%, 11/01/2026	4,105,000	3,789,654
6.396%, 09/01/2024	1,330,000	1,533,756
Romeo Community School District
5.000%, 05/01/2036	995,000	1,124,430
Ypsilanti School District
2.620%, 05/01/2023	5,500,000	5,256,680
		20,063,414
Minnesota - 0.82%
City of Rochester, MN
5.000%, 11/15/2035	6,000,000	7,545,840
5.000%, 11/15/2033	3,000,000	3,754,290
		11,300,130
Missouri - 0.61%
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040	5,000,000	5,076,200
St. Louis School District
5.950%, 04/01/2024	235,000	265,409
6.100%, 04/01/2025	2,750,000	3,168,192
		8,509,801
Nevada - 0.21%
Clark County School District
5.510%, 06/15/2024	2,715,000	2,932,417
New Hampshire - 0.17%
New Hampshire Health and Education Facilities Authority Act
5.000%, 07/01/2041	2,000,000	2,294,840
New Jersey - 1.69%
New Jersey Economic Development Authority
0.000%, 02/15/2025	2,947,000	2,255,487
0.000%, 02/15/2023	9,982,000	8,449,663
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,355,000	1,296,925
New Jersey Institute of Technology
3.323%, 07/01/2024	2,985,000	2,992,343
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	11,050,000	8,304,185
		23,298,603
New York - 1.96%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,067,786
Monroe County Industrial Development Corp.
3.622%, 07/01/2024	2,525,000	2,556,840
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,263,880
New York City Transitional Finance Authority Future Tax Secured Revenue
2.850%, 02/01/2024	5,480,000	5,396,375
3.010%, 08/01/2024	2,370,000	2,328,691
3.150%, 11/01/2025	1,075,000	1,058,112
New York Liberty Development Corp.
5.250%, 10/01/2035	1,000,000	1,257,220
New York State Environmental Facilities Corp.
2.620%, 01/15/2024	700,000	684,089

New York State Urban Development Corp.
3.120%, 03/15/2025	5,000,000	4,964,550
3.420%, 03/15/2028	1,080,000	1,059,707
Port Authority of New York & New Jersey
2.767%, 09/15/2022	1,085,000	1,075,951
5.000%, 11/15/2037	1,250,000	1,435,463
		27,148,664
Ohio - 0.64%
Cincinnati City School District
5.250%, 12/01/2031	2,685,000	3,409,494
5.250%, 12/01/2030	2,100,000	2,641,716
County of Cuyahoga, OH
2.876%, 07/01/2025	1,000,000	967,140
2.976%, 07/01/2026	1,250,000	1,213,075
Sycamore Community City School District
5.850%, 12/01/2028	500,000	590,150
		8,821,575
Oklahoma - 0.48%
Midwest City Economic Development Authority
3.550%, 02/01/2025	1,060,000	1,067,409
Oklahoma City Economic Development Trust
3.154%, 08/01/2025	2,500,000	2,465,450
Oklahoma Development Finance Authority
5.450%, 08/15/2028	3,000,000	3,167,940
		6,700,799
Oregon - 0.14%
Washington County School District No. 15 Forest Grove
5.909%, 06/15/2026	1,650,000	1,920,155
Pennsylvania - 3.06%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	722,254
4.450%, 05/15/2027	800,000	791,264
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,012,590
3.677%, 11/15/2025	1,000,000	1,012,640
City of York, PA
0.000%, 02/01/2023	740,000	638,642
Delaware Valley Regional Finance Authority
5.500%, 08/01/2028	4,490,000	5,332,234
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,118,830
5.201%, 06/15/2020	1,290,000	1,338,672
Pennsylvania Higher Educational Facilities Authority
5.000%, 08/15/2042	4,000,000	4,559,280
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,529,600
6.000%, 12/01/2030	3,070,000	3,854,723
6.250%, 06/01/2033	5,125,000	6,341,829
6.375%, 12/01/2038	3,850,000	4,854,580
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	5,872,000	5,135,416
		42,242,554
Puerto Rico - 0.21%
Children's Trust Fund
5.375%, 05/15/2033	2,515,000	2,515,050
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 08/01/2032	3,850,000	430,122
		2,945,172
South Carolina - 0.53%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,550,820
South Carolina Public Service Authority
2.388%, 12/01/2023	5,000,000	4,715,750
		7,266,570

Tennessee - 0.33%
Memphis-Shelby County Industrial Development Board
4.700%, 07/01/2027	250,000	258,587
State of Tennessee
4.182%, 08/01/2031	3,975,000	4,263,267
		4,521,854
Texas - 3.70%
Central Texas Turnpike System
0.000%, 08/15/2027	3,120,000	2,385,490
City of Dallas, TX
0.000%, 02/15/2030	1,910,000	1,209,546
0.000%, 02/15/2026	2,525,000	1,922,989
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,732,900
City of Houston, TX
6.290%, 03/01/2032	5,085,000	5,997,147
City of Houston, TX Airport System Revenue
6.880%, 01/01/2028	500,000	590,080
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,745,980
County of Galveston, TX
5.905%, 02/01/2029	2,580,000	2,953,739
Dallas Area Rapid Transit
5.250%, 12/01/2030	835,000	1,047,382
El Paso Independent School District
1.550%, 08/15/2025	6,175,000	5,424,058
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	525,000	525,546
North Texas Tollway Authority
0.000%, 01/01/2031	7,150,000	4,784,709
5.000%, 01/01/2034	1,000,000	1,219,400
Texas Public Finance Authority
8.250%, 07/01/2024	9,000,000	9,184,230
University of Houston
2.800%, 02/15/2024	6,570,000	6,424,343
		51,147,539
Utah - 0.07%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	979,840
Virginia - 0.08%
Virginia Small Business Financing Authority
5.000%, 12/31/2056	1,000,000	1,096,150
Washington - 0.19%
Chelan County Public Utility District No. 1
0.000%, 06/01/2029	3,700,000	2,610,091
West Virginia - 0.68%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	7,000,000	7,011,620
West Virginia University
0.000%, 04/01/2030	3,460,000	2,327,784
		9,339,404
Wisconsin - 0.74%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,649,807
5.000%, 03/01/2041	4,850,000	5,409,011
5.000%, 05/15/2032	1,275,000	1,390,528
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,500,000	1,722,600
		10,171,946
TOTAL MUNICIPAL BONDS (Cost $432,454,885)		433,083,821

US GOVERNMENT NOTES/BONDS - 2.83%
United States Treasury Notes/Bonds
2.000%, 01/15/2021	10,000,000	9,875,000
2.375%, 01/31/2023	15,000,000	14,816,601
2.125%, 09/30/2024	15,000,000	14,457,422
TOTAL US GOVERNMENT NOTES/BONDS (Cost $39,897,300)		39,149,023

CLOSED END-MUTUAL FUNDS - 0.49%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	339,160
Invesco High Income Trust II	143,246	1,936,686
Invesco Municipal Opportunity Trust	172,200	2,030,238
Nuveen Quality Municipal Income Fund	183,527	2,435,403
TOTAL CLOSED-END MUTUAL FUNDS (Cost $7,013,035)		6,741,487

SHORT-TERM INVESTMENTS - 3.52%
First American Treasury Obligations Fund - Class Z, 1.597% (f)	48,680,648	48,680,648
TOTAL SHORT-TERM INVESTMENTS (Cost $48,680,648)		48,680,648

Total Investments (Cost $1,370,831,338) - 98.84%		1,365,518,828
Other Assets in Excess of Liabilities - 1.16%		16,057,049
TOTAL NET ASSETS - 100.00%		$1,381,575,877

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2018.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2018. The coupon is based on an underlying pool of loans.
(c)	Represents a principal-only security that entitles holders to receive only prinicpal payments on underlying mortgages.
(d)	Step-up bond; the rate shown represents the rate at May 31, 2018.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	Seven day yield as of May 31, 2018.

The accompanying notes are an integral part of these schedule of investments.

Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2018 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 98.47%
Alabama - 1.05%
City of Homewood, AL
5.000%, 09/01/2033	$1,000,000	$1,160,870
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,182,302
		2,343,172
Arizona - 3.89%
Arizona Industrial Development Authority
5.000%, 07/01/2051	340,000	348,969
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	404,439
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	546,010
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2037	5,000,000	5,899,750
Tempe Industrial Development Authority
4.000%, 10/01/2023	1,500,000	1,503,570
		8,702,738
Arkansas - 0.51%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	437,232
Pulaski County Public Facilities Board
5.250%, 07/01/2024	675,000	702,999
		1,140,231
California - 10.49%
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	888,592
City of Los Angeles Department of Airports
5.000%, 05/15/2033	1,000,000	1,145,030
Clovis Unified School District
0.000%, 08/01/2028	2,000,000	1,494,320
Corona-Norco Unified School District
0.000%, 08/01/2024	480,000	410,650
El Segundo Unified School District
0.000%, 08/01/2023	545,000	483,862
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	443,820
Golden State Tobacco Securitization Corp.
0.000%, 06/01/2047	6,000,000	1,024,680
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,654,427
Norman Y Mineta San Jose International Airport SJC
5.000%, 03/01/2041	750,000	850,733
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	360,005
Redondo Beach Unified School District
0.000%, 08/01/2031	955,000	1,003,858

Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,179,980
San Diego Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,000,000	1,024,170
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	617,281
San Juan Unified School District
0.000%, 08/01/2022	500,000	456,705
San Rafael City Elementary School District
0.000%, 08/01/2029	2,000,000	1,395,720
Saratoga Union School District
0.000%, 09/01/2023	510,000	457,103
St. Helena Unified School District
0.000%, 06/01/2036	2,755,000	2,746,652
State of California
5.000%, 08/01/2036	5,000,000	5,840,850
		23,478,438
Colorado - 1.70%
Colorado Health Facilities Authority
3.125%, 05/15/2027	1,250,000	1,217,062
E-470 Public Highway Authority
0.000%, 09/01/2023	270,000	237,276
0.000%, 09/01/2022	700,000	634,221
El Paso County School District No. 49 Falcon
5.000%, 12/15/2031	1,500,000	1,706,280
		3,794,839
Connecticut - 1.21%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	345,000	371,113
State of Connecticut Clean Water Fund - State Revolving Fund
5.000%, 05/01/2035	2,000,000	2,343,020
		2,714,133
District of Columbia - 3.35%
District of Columbia
5.000%, 06/01/2041	5,000,000	5,769,050
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,500,000	1,718,310
		7,487,360
Florida - 6.77%
City of Belle Isle, FL
5.500%, 10/01/2022	525,000	548,100
City of Hialeah, FL
5.000%, 12/01/2029	500,000	576,795
City of Lakeland, FL Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,246,790
City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,136,510
County of Miami-Dade Seaport Department
5.750%, 10/01/2028	545,000	624,870
County of Miami-Dade, FL
5.250%, 10/01/2030	1,015,000	1,256,225
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	1,300,000	1,432,925

Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,683,075
Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	893,168
Key West Utility Board
5.000%, 10/01/2023	500,000	566,210
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	658,304
Sarasota County Health Facilities Authority
2.700%, 01/01/2022	1,000,000	999,310
3.300%, 01/01/2023	1,000,000	1,004,290
Seminole County Industrial Development Authority
10.000%, 12/28/2021	905,000	1,039,166
Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,349,864
Venetian Community Development District
5.000%, 05/01/2023	125,000	129,546
		15,145,148
Georgia - 1.58%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	420,740
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,859,271
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	575,380
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	673,857
		3,529,248
Guam - 0.48%
Guam Government Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,076,060
Hawaii - 1.60%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,233,820
State of Hawaii
5.000%, 05/01/2034	2,000,000	2,343,020
		3,576,840
Illinois - 6.90%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	815,000	688,064
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2024	475,000	400,382
0.000%, 12/01/2023	1,135,000	990,776
Chicago Board of Education
0.000%, 12/01/2022	840,000	737,117
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,107,920
Chicago Transit Authority
5.000%, 06/01/2024	750,000	844,395
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	756,211
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	836,270
Illinois Development Finance Authority
0.000%, 07/15/2025	1,605,000	1,316,951

Illinois Finance Authority
5.000%, 01/01/2034	500,000	548,530
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2021	875,000	817,031
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	2,005,000	1,483,098
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,113,250
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,000,000	1,148,070
State of Illinois
5.000%, 08/01/2018	1,000,000	1,003,960
6.000%, 06/15/2026	1,000,000	1,192,990
Will County Community Unit School District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	403,679
0.000%, 11/01/2020	60,000	57,056
		15,445,750
Indiana - 3.71%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	587,450
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,124,820
5.500%, 11/15/2026	1,155,000	1,263,143
6.000%, 08/01/2039	1,135,000	1,190,172
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,000,000	1,132,580
Indiana Municipal Power Agency
5.000%, 01/01/2042	1,000,000	1,138,620
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,282,313
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	571,320
		8,290,418
Kentucky - 0.65%
Grant County School District Finance Corp.
1.400%, 08/01/2022	375,000	352,174
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,101,800
		1,453,974
Louisiana - 1.29%
City of Shreveport, LA Water & Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,156,520
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	459,737
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	832,718
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	439,572
		2,888,547
Maryland - 0.67%
City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,505,072
Massachusetts - 1.21%
Massachusetts Educational Financing Authority

4.500%, 07/01/2024	135,000	143,402
5.000%, 07/01/2028	2,250,000	2,568,668
		2,712,070
Michigan - 2.97%
Battle Creek School District
5.000%, 05/01/2037	775,000	875,231
Brandon School District
5.000%, 05/01/2032	1,550,000	1,760,723
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,126,860
Detroit City School District
5.250%, 05/01/2027	650,000	754,741
Michigan Finance Authority
3.875%, 10/01/2023	250,000	258,565
5.000%, 05/01/2021	300,000	323,535
South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,160,440
Sturgis Public School District
5.000%, 05/01/2024	340,000	389,626
		6,649,721
Minnesota - 2.84%
City of Minnetonka, MN
3.000%, 11/01/2034	1,987,542	1,939,125
City of Rochester, MN
5.000%, 11/15/2034	845,000	1,058,101
Housing & Redevelopment Authority of the City of St. Paul
3.375%, 05/01/2021	1,500,000	1,482,075
Kanabec Hospital
2.750%, 12/01/2019	1,000,000	1,000,190
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	866,947
		6,346,438
Mississippi - 0.41%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	927,752
Missouri - 1.26%
City of Kansas City, MO
0.000%, 02/01/2023	740,000	650,393
City of Kansas City, MO Sanitary Sewer System Revenue
5.000%, 01/01/2034	350,000	400,043
5.000%, 01/01/2032	650,000	751,946
Kansas City Land Clearance Redevelopment Authority
4.375%, 02/01/2031	1,000,000	1,025,720
		2,828,102
Nevada - 0.91%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,331,884
City of Reno, NV
5.000%, 06/01/2023	625,000	700,387
		2,032,271
New Jersey - 2.51%
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	540,968

New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	970,460
5.000%, 06/15/2023	550,000	594,940
5.500%, 01/01/2027	300,000	340,539
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	750,000	859,755
5.000%, 12/01/2022	500,000	550,340
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2030	1,500,000	1,011,420
0.000%, 12/15/2027	1,005,000	755,268
		5,623,690
New York - 3.79%
Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	341,697
5.000%, 08/01/2029	200,000	225,040
5.000%, 08/01/2024	235,000	270,069
5.000%, 08/01/2026	350,000	400,351
Housing Development Corp.
3.500%, 02/15/2048	2,250,000	2,252,632
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2038	2,000,000	2,321,640
New York Liberty Development Corp.
5.250%, 10/01/2035	785,000	986,918
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,500,000	1,675,875
		8,474,222
North Dakota - 0.54%
City of Mandan, ND
2.750%, 09/01/2041	1,240,000	1,209,037
Ohio - 6.88%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	330,036
City of Cleveland, OH Income Tax Revenue
5.000%, 10/01/2037	745,000	825,922
5.000%, 10/01/2037	255,000	292,205
City of Dayton, OH Airport Revenue
5.000%, 12/01/2028	1,210,000	1,379,521
Cleveland-Cuyahoga County Port Authority
5.000%, 08/01/2022	500,000	550,310
Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,081,881
County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,135,230
5.500%, 02/15/2052	1,300,000	1,437,943
County of Franklin, OH
5.000%, 05/15/2027	635,000	732,155
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,219,430
Highland Local School District
5.250%, 12/01/2054	1,500,000	1,667,880
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,359,513
Ohio Air Quality Development Authority
4.500%, 01/15/2048	1,000,000	1,040,350

Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,162,420
State of Ohio
5.000%, 01/01/2033	1,000,000	1,178,120
		15,392,916
Oregon - 0.95%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	501,943
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,127,630
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	501,744
		2,131,317
Pennsylvania - 4.61%
Commonwealth Financing Authority
5.000%, 06/01/2035	500,000	565,480
5.000%, 06/01/2034	1,000,000	1,135,490
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	2,700,000	3,206,466
Hopewell Area School District
0.000%, 09/01/2026	900,000	702,432
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	845,918
Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	784,756
6.375%, 12/01/2038	2,000,000	2,521,860
Scranton School District
5.000%, 12/01/2035	500,000	558,415
		10,320,817
Puerto Rico - 2.32%
Children's Trust Fund
5.375%, 05/15/2033	1,505,000	1,505,030
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,900,095
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	965,000	1,179,336
6.000%, 08/01/2026	490,000	598,834
		5,183,295
Rhode Island - 1.36%
Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	573,485
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	567,370
Rhode Island Student Loan Authority
5.000%, 12/01/2025	525,000	589,738
5.000%, 12/01/2023	905,000	1,007,645
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	305,000	305,113
		3,043,351
South Carolina - 1.62%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,275,410
South Carolina Ports Authority
5.250%, 07/01/2055	1,500,000	1,682,175
South Carolina Public Service Authority
5.000%, 01/01/2032	660,000	669,161
		3,626,746

Texas - 11.62%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,070,000	1,202,562
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,140,010
Austin Community College District
5.000%, 08/01/2024	730,000	845,734
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,058,624
County of Harris, TX
2.240%, 08/15/2035	1,000,000	937,600
5.000%, 08/15/2034	1,000,000	1,154,560
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,010,720
Dallas/Fort Worth International Airport
5.000%, 11/01/2038	1,815,000	1,924,753
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,434,350
Grapevine-Colleyville Independent School District
0.000%, 08/15/2025	555,000	463,464
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	558,840
Laredo Community College District
5.000%, 08/01/2029	885,000	1,016,033
New Hope Cultural Education Facilities Corp.
3.000%, 11/15/2021	600,000	597,462
5.000%, 07/01/2046	1,000,000	1,095,850
North East Independent School District
5.250%, 02/01/2035	1,000,000	1,293,250
5.250%, 02/01/2030	1,025,000	1,289,573
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,235,526
Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,125,762
South Texas College
5.000%, 08/15/2032	1,000,000	1,124,730
State of Texas
5.500%, 08/01/2033	1,000,000	1,180,480
Tarrant County Cultural Education Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,500,465
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,550,000	1,814,446
		26,004,794
Utah - 0.98%
County of Weber, UT
5.750%, 01/15/2033	565,000	649,586
University of Utah
5.000%, 08/01/2031	1,000,000	1,174,570
Utah Charter School Finance Authority
6.300%, 07/15/2032	335,000	364,604
		2,188,760

Vermont - 0.14%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	317,958
Virginia - 0.19%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	146,598
5.000%, 01/01/2027	250,000	271,740
		418,338
Washington - 2.57%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	355,262
Grays Harbor County Public Hospital District No. 1
3.000%, 08/01/2019	1,000,000	998,390
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,649,820
Washington Health Care Facilities Authority
5.000%, 01/01/2025	1,000,000	1,140,280
5.000%, 10/01/2038	1,445,000	1,617,374
		5,761,126
Wisconsin - 2.94%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,148,140
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	678,691
Public Finance Authority
3.000%, 11/15/2022	1,935,000	1,940,612
5.000%, 09/30/2037	1,000,000	1,114,180
5.250%, 05/15/2037	500,000	551,590
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,000,000	1,148,400
		6,581,613
TOTAL MUNICIPAL BONDS (Cost $218,090,506)		220,346,302

Total Investments (Cost $218,090,506) - 98.47%		220,346,302
Other Assets in Excess of Liabilities - 1.53%		3,420,602
TOTAL NET ASSETS - 100.00%		$223,766,904

Percentages are stated as a percent of net assets.

The accompanying notes are an intergral part of these schedule of investments.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Performance Trust Mutual Funds (the "Funds") are comprised of the Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund (the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust.  The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation.  The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010. The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the Institutional Class shares.  As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC  (the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated  tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or  premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at May 31, 2018

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Collateralized Loan Obligations	$-	$28,257,051	$-	$28,257,051
Corporate Bonds	-	118,514,821	-	118,514,821
Non-Agency Residential Mortgage Backed Securities	-	477,653,959	-	477,653,959
Non-Agency Commercial Mortgage Backed Securities		175,821,338		175,821,338
Agency Commercial Mortgage Backed Securities		37,616,680		37,616,680
Municipal Bonds	-	433,083,821	-	433,083,821
US Government Notes/Bonds	-	39,149,023	-	39,149,023
Total Fixed Income	-	1,310,096,693	-	1,310,096,693

Equity
Closed-End Mutual Funds	6,741,487	-	-	6,741,487
Total Equity	6,741,487	-	-	6,741,487
Short-Term Investments	48,680,648	-	-	48,680,648
Total Investments In Securities	$55,422,135	$1,349,245,716	$-	$1,365,518,828

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$220,346,302	$-	$220,346,302
Total Fixed Income	-	220,346,302	-	220,346,302

Total Investments In Securities	$-	$220,346,302	$-	$220,346,302

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2018.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period.
For the period ended May 31, 2018, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel, President

Date   July 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date     July 17, 2018

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date    July 17, 2018

* Print the name and title of each signing officer under his or her signature.